Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized amount	$ 1,014	$ 789
Stock-based compensation capitalized	110	32
Amortization expenses	$ 2,651	$ 1,430